Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000170851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000170851 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170851 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000170851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000170851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000170851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000026746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%